Shareholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 € / shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,850,000,000.00
Common stock, par value (in dollars or Euros per share) | $ / shares	$ 0.10	$ 0.1
Shares issued upon acquisition of IGT (in shares)	0	0	45,322,614
Shares repurchased (in shares)	0	0	19,734,245
Payment to shareholders for cash exit right exercised | $	$ 0	$ 0	$ 407,759
Common shares repurchased (in shares)	0	0	0
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms | $	$ 300,000
Net debt and shareholder payment to EBITDA, maximum (as a percent)	90.00%
Service revenue | $	$ (4,136,556)	$ (4,375,586)	$ (3,977,693)
AOCI | Reclassification out of AOCI
Class of Stock [Line Items]
Service revenue | $	$ 1,700	$ (5,200)	(200)
IGT
Class of Stock [Line Items]
Shares issued upon acquisition of IGT (in shares)	45,322,614
Payment to shareholders for cash exit right exercised | $			$ 407,800
IGT | GTECH
Class of Stock [Line Items]
Cash exit right (in Euros per share) | € / shares				€ 19.174
Cash exit right exercised, number of shares (in shares)			19,796,852
Cash exit right exercised, shares purchased by other shareholders (in shares)			62,607